Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
Foreign currency

(i)	Foreign currency

The consolidated financial statements are presented in Canadian dollars. The functional currency of Enthusiast Gaming Holdings Inc., Aquilini GameCo Inc., Luminosity Gaming Inc., Enthusiast Gaming Properties Inc., Enthusiast Gaming Gaming Live Inc., Enthusiast Gaming Media Holdings Inc., Hexagon Games Corp., Enthusiast Gaming (PG) Inc., AIG eSports Canada Holdings Ltd. and AFK Media Partnership is Canadian dollars. The functional currency of Enthusiast Gaming Inc., Omnia Media Inc., Enthusiast Gaming Media (US) Inc., Enthusiast Gaming (TSR) Inc., Luminosity Gaming (USA) LLC, GameCo eSports USA Inc., Tabwire LLC, GameKnot LLC, Addicting Games, Inc., TeachMe, Inc., Outplayed, Inc. and AIG eSports USA Intermediate Holdings, LLC is United States dollars. The functional currency of Steel Media Limited, Fantasy Football Scout Limited and Fantasy Media Ltd. is the UK pound sterling. The functional currency of Vedatis SAS is Euro.

Assets and liabilities of subsidiaries having a functional currency other than the Canadian dollar are translated at the rate of exchange at the reporting period date. Revenues and expenses are translated at average rates for the period, unless exchange rates fluctuated significantly during the period, in which case the exchange rates at the dates of the transaction are used. The resulting foreign currency translation adjustments are recognized in accumulated other comprehensive loss included in the consolidated statements of shareholders’ equity. Foreign currency transactions are translated into the functional currency using exchange rates prevailing at the date of the transactions. At the end of each reporting period, foreign currency denominated monetary assets and liabilities are translated to the functional currency using the prevailing rate of exchange at the reporting period date. Gains and losses on translation of monetary items are recognized in the consolidated statements of loss and comprehensive loss.

Foreign exchange gains or losses arising from a monetary item receivable from or payable to a foreign operation, the settlement of which is neither planned nor likely to occur in the foreseeable future and which in substance is considered to form part of the net investment in the foreign operation, are recognized in other comprehensive income (“OCI”) in the translation reserve.

Revenue

(ii)	Revenue

Media and content revenue

The Company generates media and content revenues primarily by delivering performance and brand advertising. Performance advertising creates and delivers relevant advertisements that users will click, leading to direct engagement with advertisers. Brand advertising enhances users’ awareness of and affinity with advertisers’ products and services, through videos, text, images, and other advertisements that run across various devices. Revenue from digital advertising is recognized when the user clicks on the advertisement or when the user views the advertisement for a specified period of time or based on cost-per-impression, which is based on the number of times an advertisement is displayed.

Brand advertising revenue is also earned from talent management and representation. Within brand advertising revenue, the Company generates revenue through programs and promotions directly with advertisers on behalf of the talent it represents, by arranging for product placement, presentation, or additional advertisement of brands embedded directly within or around the video and social media content that is produced by the represented talent. This brand advertising revenue is recognized over time, using an output method, upon fulfillment of contractual campaigns based on the number of advertising units utilized.

Subscription revenue

The Company generates recurring subscription revenue from subscriptions to websites and casual games. Revenue is recognized ratably over the contractual subscription term as control of the goods or services is transferred to the customer, beginning on the date that the subscription is made available to the customer.

Entertainment revenue

The Company generates revenue through ticket sales and sponsorships during its exhibition events. The exhibition events are short in duration ranging from three to four days. The Company records revenue from ticket sales and sponsorships once the event is held and the performance obligation is met.

Esports revenue

The Company earns brand advertising revenue by undertaking programs and promotions directly with advertisers by arranging for product placement, presentation, or additional advertisement of brands embedded directly within or around video content that is produced by Luminosity influencers and teams. This brand advertising revenue is recognized over time, using an output method, upon fulfillment of contractual campaigns.

The Company earns prize revenue from its winnings from various esports tournaments and competitions that Luminosity teams enter into. Revenue is recognized once the competition ends.

The Company earns league fees from Luminosity teams being participants in certain various esports leagues. These fees are recognized over the term of the participation in the league.

The Company earns revenue on physical and digital merchandise that it sells through its website and video games. Revenue is recognized when the products are shipped or digital products have been redeemed.

The Company earns revenue by providing a series of esports management services, see Note 23. Revenue is recognized as the services are provided.

Gross versus net revenue

Third party arrangements are evaluated to determine whether the Company acts as the principal or agent under the specific terms of each arrangement. To the extent that the Company acts as the principal in an arrangement, revenues are reported on a gross basis; revenue and expenses are recognized in their respective financial statement line items. Conversely, if the Company acts as the agent, revenues are reported on a net basis; revenues are presented net of any expenses.

Determination of principal or agent classification is based on an evaluation of whether the nature of the Company’s promise is a performance obligation to provide specific goods or services to the customer (principal), or simply arrange for those goods and services to be provided to the customer by a third party (agent). The most significant factors to consider include whether the Company controls the good or service immediately before it is transferred to the customer, is primarily responsible for fulfilling the promise to provide the specified good or service, has inventory risk before transferring the specified good or service, and has discretion in establishing prices for the specified good or service.

Contract liabilities

(iii)	Contract liabilities

Contract liabilities represents the portion of goods or services to be transferred to the customer for the contractual subscription term remaining as of the period-end date, the portion of goods to services to be transferred to the customer for performance and brand advertising invoicing in excess of delivery as of the period-end date and amounts received in advance of live entertainment events to be held as of the period-end date.

Investment in associates and joint ventures

(iv)	Investment in associates and joint ventures

An associate is an entity over which the Company has significant influence and is neither a subsidiary nor a joint arrangement. The Company has significant influence when it has the power to participate in the financial and operating policy decisions of the associate but does not have control or joint control over those policies. A joint venture is a type of joint arrangement whereby the parties that have joint control of the contractual arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control. The Company accounts for its investments in associates and joint ventures using the equity method.

Under the equity method, the Company’s investments in associates and joint ventures are initially recognized at cost, including transaction costs, and subsequently increased or decreased to recognize the Company’s share of net earnings or losses of the associates and joint ventures after any adjustments necessary to give effect to uniform accounting policies and for impairment losses after the initial recognition date. The Company’s share of earnings or losses of the associates and joint ventures are recognized in net loss during the period. Unrealized gains and losses on transactions between the Company and its associates and joint ventures are eliminated to the extent of the Company’s interest in the associates and joint ventures.

The Company assesses if there are any indicators of impairment of the carrying amount of the investments in associates and joint ventures at each reporting period. An impairment test is performed when there is objective evidence of impairment, such as significant adverse changes in the external environment in which the associates and joint ventures operates or a significant or prolonged decline in the fair value of the investment in associates and joint ventures below its carrying amount. An impairment loss is recorded when the recoverable amount becomes lower than the carrying amount.

Share-based payments

(v)	Share-based payments

The Company has a stock option plan for directors, officers, employees and consultants. Each tranche in an award is considered a separate award with its own vesting period and grant date fair value. For employees and those performing employee like services, the fair value of each tranche is measured at the date of grant using the Black-Scholes option pricing model. For non-employees, the fair value of each tranche is measured based on the fair value of the goods or services received, unless that fair value cannot be estimated reliably, in which case, the Company measures their value based on the fair value of the equity instruments granted. Compensation expense is recognized over the tranche’s vesting period based on the number of awards expected to vest with the offset credited to contributed surplus. The number of awards expected to vest is reviewed quarterly with any impact being recognized immediately.

If and when stock options are exercised, consideration received is credited to share capital and the fair value attributed to these options is transferred from contributed surplus to share capital.

Income taxes and deferred taxes

(vi)	Income taxes and deferred taxes

The income tax provision comprises current and deferred tax. Income tax is recognized in the consolidated statements of loss and comprehensive loss except to the extent that it relates to items recognized directly in equity, in which case the income tax is also recognized directly in equity.

Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted, or substantively enacted, at the end of the reporting period, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized in respect of temporary differences arising between the tax basis of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred tax is determined on a non-discounted basis using tax rates and laws that have been enacted or substantively enacted at the end of the reporting period and are expected to apply when the asset is realized or liability is settled. Deferred tax assets are recognized for deductible temporary differences, unused tax losses and other income tax deductions to the extent that it is probable the Company will have taxable income against which those deductible temporary differences, unused tax losses and other income tax deductions can be utilized. The extent to which deductible temporary differences, unused tax losses and other income tax deductions are expected to be realized is reassessed at the end of each reporting period.

In a business combination, temporary differences arise as a result of differences in the fair values of identifiable assets and liabilities acquired and their respective tax basis. Deferred tax assets and liabilities are recognized for the tax effects of these differences. Deferred tax assets and liabilities are not recognized for temporary differences arising from goodwill or from the initial recognition of assets and liabilities acquired in a transaction other than a business combination which do not affect either accounting or taxable income or loss.

Property and equipment

(vii)	Property and equipment

Property and equipment is stated at cost less accumulated depreciation and impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost can be measured reliably. The carrying amount of a replaced asset is derecognized when replaced. Repairs and maintenance costs are charged to the consolidated statements of loss and comprehensive loss during the period in which they are incurred.

Depreciation is calculated at 20% of the declining balance for furniture and fixtures, 30% of the declining balance for computer equipment, 20% of the declining balance for production equipment and over the term of the lease for leasehold improvements. Residual values, method of depreciation and useful lives of the assets are reviewed annually and adjusted, if required.

Gains and losses on disposals of property and equipment are determined by comparing the proceeds with the carrying amount of the asset and are included as part of other gains and losses in the consolidated statements of loss and comprehensive loss.

Intangible assets

(viii)	Intangible assets

Intangible assets with finite lives that are acquired separately are measured on initial recognition at cost, which comprises its purchase price plus any directly attributable costs of preparing the asset for its intended use. Following initial recognition, such intangible assets are carried at cost less any accumulated amortization on a straight-line basis over the following periods:

Game application and technology development	0.5 - 1.5 years
Website content	2 years
Sponsorship relationships	2 - 6 years
Application and technology development	0.25 - 2 years
Digital content	2 years
Talent contracts	3 years
Subscriber relationships	2 - 10 years
Multi-channel network license	10 years
Player contracts	Over the term of the contract including renewal options
Domain name	Indefinite life
Brand name	Indefinite life
Talent management brand	Indefinite life
Owned and operated content brand	Indefinite life

Amortization expense is included in the consolidated statements of loss and comprehensive loss.

The estimated useful life and amortization method are reviewed annually, with the effect of any change in estimate being accounted for on a prospective basis.

Goodwill

(ix)	Goodwill

Goodwill represents the excess of the acquisition cost in a business combination over the fair value of the Company’s share of the identifiable net assets acquired. Goodwill is carried at cost less accumulated impairment losses.

Impairment testing of goodwill, other intangible assets and property and equipment

(x)	Impairment testing of goodwill, other intangible assets and property and equipment

For purposes of assessing impairment under IFRS, assets are grouped at the lowest levels for which there are largely independent cash inflows (cash-generating unit). The Company has seven cash-generating units (“CGUs”) and goodwill is tested for impairment on an annual basis at the end of the fourth quarter or at an interim date when events or changes in the business environment (triggering events) would more likely than not reduce the fair value of a CGU below its carrying amount. Intangible assets that have indefinite useful lives are also tested for impairment at each reporting period. The Company assesses if there are any indicators of impairment of the carrying amount of goodwill and indefinite-life intangible assets at each reporting period. All other long-lived assets and finite life intangible assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

An impairment loss is recognized for the amount by which the asset’s or CGU’s carrying amount exceeds its recoverable amount, which is the higher of fair value less costs to sell or value-in-use. Fair value less cost to sell is estimated as the arm’s length sale price between knowledgeable willing parties less costs of disposal. To determine the value-in-use, management estimates expected future cash flows from the CGU and determines a suitable pre-tax discount rate in order to calculate the present value of those cash flows. The data used for impairment testing procedures are directly linked to the Company’s latest approved budget, adjusted as necessary to exclude the effects of future reorganizations and asset enhancements.

Discount factors have been determined for each CGU and reflect its risk profile as assessed by management.

Impairment losses for the CGU reduce first the carrying amount of any goodwill allocated to that CGU, with any remaining impairment loss charged pro rata to the other assets in the CGU. In allocating an impairment loss, the Company does not reduce the carrying amount of an asset below the highest of its fair value less costs to sell or its value-in-use and zero.

With the exception of goodwill, all assets are subsequently reassessed for indications that an impairment loss previously recognized may no longer exist. An impairment charge is reversed if the assets’ recoverable amount exceeds its carrying amount only to the extent that the new carrying amount does not exceed the carrying value of the asset, had it not originally been impaired.

Financial instruments

(xi)	Financial instruments

Financial assets

Recognition and initial measurement

The Company recognizes financial assets when it becomes party to the contractual provisions of the instrument. Financial assets are measured initially at their fair value plus, in the case of financial assets not subsequently measured at fair value through profit or loss, transaction costs that are directly attributable to their acquisition. Transaction costs attributable to the acquisition of financial assets subsequently measured at fair value through profit or loss are expensed in profit or loss when incurred.

Classification and subsequent measurement

On initial recognition, financial assets are classified as subsequently measured at amortized cost, fair value through other comprehensive income or fair value through profit or loss. The Company determines the classification of its financial assets, together with any embedded derivatives, based on the business model for managing the financial assets and their contractual cash flow characteristics.

Financial assets are classified as follows:

●	Amortized cost - Assets that are held for collection of contractual cash flows where those cash flows are solely payments of principal and interest are measured at amortized cost. Interest revenue is calculated using the effective interest method and gains or losses arising from impairment, foreign exchange and derecognition are recognized in profit or loss. Financial assets measured at amortized cost are comprised of cash, trade and other receivables and loans receivable.

●	Fair value through other comprehensive income - Assets that are held for collection of contractual cash flows and for selling the financial assets, and for which the contractual cash flows are solely payments of principal and interest, are measured at fair value through other comprehensive income. Interest income is calculated using the effective interest method and gains or losses arising from impairment and foreign exchange are recognized in profit or loss. All other changes in the carrying amount of the financial assets are recognized in other comprehensive income. Upon derecognition, the cumulative gain or loss previously recognized in other comprehensive income is reclassified to profit or loss. The Company does not hold any financial assets measured at fair value through other comprehensive income.

●	Mandatorily at fair value through profit or loss - Assets that do not meet the criteria to be measured at amortized cost, or fair value through other comprehensive income, are measured at fair value through profit or loss. All interest income and changes in the financial assets’ carrying amount are recognized in profit or loss. The Company does not hold any financial assets mandatorily measured at fair value through profit or loss.

●	Designated at fair value through profit or loss – On initial recognition, the Company may irrevocably designate a financial asset to be measured at fair value through profit or loss in order to eliminate or significantly reduce an accounting mismatch that would otherwise arise from measuring assets or liabilities, or recognizing the gains and losses on them, on different basis. All interest income and changes in the financial assets’ carrying amount are recognized in profit or loss. Financial assets designated at fair value through profit or loss are comprised of investments.

The Company measures all equity investments at fair value. Changes in fair value are recorded in profit or loss.

Business model assessment

The Company assesses the objective of its business model for holding a financial asset at a level of aggregation which best reflects the way the business is managed and information is provided to management. Information considered in this assessment includes stated policies and objectives.

Contractual cash flow assessment

The cash flows of financial assets are assessed as to whether they are solely payments of principal and interest on the basis of their contractual terms. For this purpose, ‘principal’ is defined as the fair value of the financial asset on initial recognition. ‘Interest’ is defined as consideration for the time value of money, the credit risk associated with the principal amount outstanding, and other basic lending risks and costs. In performing this assessment, the Company considers factors that would alter the timing and amount of cash flows such as prepayment and extension features, terms that might limit the Company’s claim to cash flows, and any features that modify consideration for the time value of money.

Impairment

The Company recognizes a loss allowance for the expected credit losses associated with its financial assets, other than financial assets measured at fair value through profit or loss. Expected credit losses are measured to reflect a probability-weighted amount, the time value of money, and reasonable and supportable information regarding past events, current conditions and forecasts of future economic conditions. The Company applies the simplified approach for trade receivables. Using the simplified approach, the Company records a loss allowance equal to the expected credit losses resulting from all possible default events over the assets’ contractual lifetime.

The Company assesses whether a financial asset is credit-impaired at the reporting date. Regular indicators that a financial instrument is credit-impaired include significant financial difficulties as evidenced through borrowing patterns or observed balances in other accounts and breaches of borrowing contracts such as default events or breaches of borrowing covenants. For financial assets assessed as credit-impaired at the reporting date, the Company continues to recognize a loss allowance equal to lifetime expected credit losses.

Financial assets (continued)

For financial assets measured at amortized cost, loss allowances for expected credit losses are presented in the consolidated statements of financial position as a deduction from the gross carrying amount of the financial asset.

Financial assets are written off when the Company has no reasonable expectations of recovering all or any portion thereof.

Derecognition of financial assets

The Company derecognizes a financial asset when its contractual rights to the cash flows from the financial asset expire.

Financial liabilities

Recognition and initial measurement

The Company recognizes a financial liability when it becomes party to the contractual provisions of the instrument. At initial recognition, the Company measures financial liabilities at their fair value plus transaction costs that are directly attributable to their issuance, with the exception of financial liabilities subsequently measured at fair value through profit or loss for which transaction costs are immediately recorded in profit or loss.

Where an instrument contains both a liability and equity component, these components are recognized separately based on the substance of the instrument, with the liability component measured initially at fair value and the equity component assigned the residual amount.

Classification and subsequent measurement

Subsequent to initial recognition, all financial liabilities are measured at amortized cost using the effective interest rate method. Interest, gains and losses relating to a financial liability are recognized in profit or loss.

Derecognition of financial liabilities

The Company derecognizes a financial liability only when its contractual obligations are discharged, cancelled or expire.

Provisions

(xii)	Provisions

Provisions represent liabilities of the Company for which the amount or timing is uncertain. Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated. Provisions are not recognized for future operating losses. Where material, provisions are measured at the present value of the expected expenditures to settle the obligation using a discount rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to passage of time is recognized as interest expense.

Cash
(xiii)	Cash
Cash comprises of cash held with financial institutions and cash held in trust.
Loss per share

(xiv)	Loss per share

Basic loss per share is computed by dividing the net loss available to common shareholders by the weighted average number of shares outstanding during the reporting period. Diluted loss per share is computed similarly to basic loss per share except that the weighted average number of shares outstanding is increased to include additional shares for the assumed exercise of stock options and vesting of restricted share units, if dilutive. The average number of shares is calculated by assuming that the proceeds upon exercise of stock options were used to acquire common shares at the average market price during the reporting period. For the years ended December 31, 2022 and 2021, potentially dilutive common shares issuable upon the exercise of stock options and vested restrictive share units were not included in the computation of loss per share because their effect was anti-dilutive.

Business combinations

(xv)	Business combinations

On the acquisition of a business, the acquisition method of accounting is used, whereby the purchase consideration is allocated to the identifiable assets and liabilities on the basis of fair value of the date of acquisition. Provisional fair values allocated at a reporting date are finalized as soon as the relevant information is available, within a period not to exceed twelve months from the acquisition date with retroactive restatement of the impact of adjustment to those provisional fair values effective as at the acquisition date. Incremental costs related to acquisitions are expensed as incurred.

When the consideration transferred by the Company in a business combination includes assets or liabilities resulting from a contingent consideration arrangement, the contingent consideration is measured at its acquisition date fair value and included as part of the consideration transferred in a business combination. Changes in the fair value of the contingent consideration that qualify as measurement period adjustments are adjusted retrospectively, with corresponding adjustments against goodwill. Measurement period adjustments are adjustments that arise from additional information obtained during the measurement period (which cannot exceed one year from the acquisition date) about facts and circumstances that existed at the acquisition date. The subsequent accounting for changes in the fair value of the contingent consideration that do not qualify as measurement period adjustments depends on how the contingent consideration is classified. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is remeasured at subsequent reporting dates in accordance with IFRS 9, Financial Instruments, or IAS 37, Provisions, Contingent Liabilities and Contingent Assets, as appropriate, with the corresponding gain or loss being recognized in profit or loss.

Restricted Share Units

(xvi)	Restricted Share Units

The Company has a Share Unit Plan for directors, officers, employees and consultants. Each tranche in an award is considered a separate award with its own vesting period and grant date fair value. Fair value of equity-settled restricted share units is measured at the grant date based on the market value of the Company’s common shares on that date. Compensation expense is recognized over the tranche’s vesting period based on the number of awards expected to vest with the offset credited to contributed surplus. The number of awards expected to vest is reviewed quarterly with any impact being recognized immediately.

When common shares are issued for restricted share units, the fair value attributed to these restricted share units is transferred from contributed surplus to share capital.

Leases

(xvii)	Leases

The Company assesses, at the inception of contract, whether it contains a lease. A contract is classified as a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Company recognizes a right-of-use asset and lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises of the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any indirect costs incurred.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The estimated useful lives of right-of-use assets are determined using the same criteria as those for property and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses and adjusted for certain remeasurements of the lease liability, if any.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be determined, the Company’s incremental borrowing rate. The lease liability is subsequently increased by the interest cost on the lease liability and decreased by lease payments made. It is remeasured when there is a change in future lease payment arising from a change in an index or rate, or changes in assessment of whether a purchase or extension option is reasonably certain to be exercised or a termination option is reasonably certain not to be exercised.

Short-term leases and leases of low-value assets

The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a term of 12 months or less and leases of low-value assets. The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Standards, amendments and interpretations issued but not yet effective

(xviii)	Standards, amendments and interpretations issued but not yet effective

The following amendments have been recently issued by the IASB. The Company intends to adopt these amendments when they become effective. Standards and amendments that are irrelevant or not expected to have a significant impact to the Company have been excluded.

IAS 1 – Presentation of Financial Statements (“IAS 1”)

In February 2021, the IASB issued amendments to IAS 1 to assist entities in determining which accounting policies to disclose in the financial statements. The amendments to IAS 1 require that an entity disclose its material accounting policies, instead of its significant accounting policies. The amendments apply to annual reporting periods beginning on or after January 1, 2023. No impact is expected from the adoption this amendment on the Company’s consolidated financial statements.

In January 2020, IAS 1 was amended to provide a more general approach to the classification of liabilities under IAS 1 based on the contractual arrangements in place at the reporting date. The amendments clarify that the classification of liabilities as current or non-current is based solely on a company’s right to defer settlement at the reporting date. The right needs to be unconditional and must have substance. The amendments also clarify that the transfer of a company’s own equity instruments is regarded as settlement of a liability, unless it results from the exercise of a conversion option meeting the definition of an equity instrument. The amendments are effective for annual periods beginning on January 1, 2023 and are to be applied retrospectively. No impact is expected from the adoption this amendment on the Company’s consolidated financial statements.

IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors (“IAS 8”)

In February 2021, the IASB issued “Definition of Accounting Estimates”, which amends IAS 8. The amendment replaces the definition of accounting estimates. Under the new definition, accounting estimates are “monetary amounts in financial statements that are subject to measurement uncertainty.” The amendment provides clarification to help entities to distinguish between accounting policies and accounting estimates. The amendments are effective for annual periods beginning on or after January 1, 2023. No impact is expected from the adoption this amendment on the Company’s consolidated financial statements.

IAS 12 – Income Taxes (“IAS 12”)

In May 2021, the IASB issued “Deferred Tax related to Assets and Liabilities arising from a Single Transaction”, which amends IAS 12. The amendment narrows the scope of the initial recognition exemption so that it does not apply to transactions that give rise to equal and offset temporary differences. As a result, companies will need to recognize a deferred tax asset and deferred tax liability for temporary differences arising on initial recognition of transactions such as leases and decommissioning obligations. The amendments are effective for annual periods beginning on or after January 1, 2023 and are to be applied retrospectively. No impact is expected from the adoption this amendment on the Company’s consolidated financial statements.